UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09713

Active Assets Institutional Money Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	September 30, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Institutional Money Trust

Portfolio of Investments • September 30, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (42.9%)
$70,000	ABN Amro Securities LLC, (dated 09/30/15; proceeds $70,000,272; fully collateralized by various U.S. Government agency securities, 0.75% - 5.57% due 01/01/18 - 09/20/45 and U.S. Government obligations, 0.25% - 2.63% due 05/15/16 - 11/15/20; valued at $72,056,177)	0.14%		10/01/15	$70,000,000
50,000	Bank of Nova Scotia, (dated 09/08/15; proceeds $50,087,942; fully collateralized by various U.S. Government agency securities, 1.05% - 6.00% due 01/30/18 - 09/01/45 and a U.S. Government obligation, 3.25% due 07/31/16; valued at $51,407,134) (Demand 10/07/15)	0.17	(a)	09/08/16	50,000,000
5,000	Bank of Nova Scotia, (dated 03/04/15; proceeds $5,015,250; fully collateralized by various U.S. Government agency securities, 2.00% - 6.00% due 02/01/23 - 06/20/61; valued at $5,150,000) (Demand 10/07/15)	0.30	(a)	03/04/16	5,000,000
26,000	BNP Paribas Securities Corp., (dated 09/30/15; proceeds $26,000,072; fully collateralized by various U.S. Government agency securities, 0.27% - 6.50% due 06/20/16 - 09/20/45 and a U.S. Government obligation, 0.63% due 07/15/21; valued at $26,762,501)	0.10		10/01/15	26,000,000
25,000	Credit Agricole Corp., (dated 09/30/15; proceeds $25,000,097; fully collateralized by a U.S. Government obligation, 1.13% due 01/15/21; valued at $25,620,491)	0.14		10/01/15	25,000,000
5,000	Credit Suisse Securities USA, (dated 08/03/15; proceeds $5,008,996; fully collateralized by various Corporate Bonds, 6.50% - 7.50% due 04/01/21 - 06/01/22; valued at $5,303,485)	0.70		11/03/15	5,000,000
80,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $80,000,244; fully collateralized by various U.S. Government agency securities, 4.00% - 7.00% due 02/01/32 - 05/01/45; valued at $82,402,933)	0.11		10/01/15	80,000,000
5,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $5,000,021; fully collateralized by various Corporate Bonds, 2.65% - 7.50% due 02/15/19 - 07/08/44; valued at $5,253,802)	0.15		10/01/15	5,000,000
5,000	ING Financial Markets LLC, (dated 09/30/15; proceeds $5,000,039; fully collateralized by a Corporate Bond, 6.00% due 11/01/20; valued at $5,301,572)	0.28		10/01/15	5,000,000
20,000	JP Morgan Clearing Corp., (dated 07/24/15; proceeds $20,021,000; fully collateralized by various Corporate Bonds, 0.00% due 02/06/17 - 04/15/22 (b); valued at $21,217,523) (Demand 10/07/15)	0.42	(a)	10/22/15	20,000,000
14,000	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $14,060,760; fully collateralized by various Common Stocks; valued at $14,700,024) (Demand 10/01/15)	0.56	(a)	11/04/15	14,000,000
100,000	Natixis, (dated 09/30/15; proceeds $100,000,361; fully collateralized by various U.S. Government obligations, 0.12% - 4.50% due 07/31/16 - 02/15/42; valued at $101,968,903)	0.13		10/01/15	100,000,000

5,000	RBC Capital Markets LLC, (dated 09/11/15; proceeds $5,003,543; fully collateralized by various Corporate Bonds, 1.34% - 7.90% due 07/15/16 - 06/15/45 (b); valued at $5,250,001) (Demand 10/07/15)	0.29	(a)	12/09/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 08/04/15; proceeds $5,004,375; fully collateralized by various Corporate Bonds, 3.84% - 12.50% due 01/15/17 - 06/15/32; valued at $5,300,345) (Demand 10/07/15)	0.35	(a)	11/02/15	5,000,000
5,000	RBC Capital Markets LLC, (dated 09/01/15; proceeds $5,005,000; fully collateralized by various Corporate Bonds, 4.50% - 12.50% due 01/15/17 - 01/15/26; valued at $5,300,566) (Demand 10/07/15)	0.40	(a)	11/30/15	5,000,000
4,000	RBC Capital Markets LLC, (dated 09/01/15; proceeds $4,004,073; fully collateralized by various Corporate Bonds, 6.13% - 12.50% due 04/15/17 - 09/15/23; valued at $4,240,000) (Demand 10/01/15)	0.53	(a)	11/09/15	4,000,000
5,000	RBC Capital Markets LLC, (dated 09/11/15; proceeds $5,006,633; fully collateralized by various Corporate Bonds, 6.13% - 12.50% due 03/01/17 - 12/01/22; valued at $5,300,680) (Demand 11/09/15)	0.54	(a)	12/09/15	5,000,000
15,000	Scotia Capital USA, Inc., (dated 09/30/15; proceeds $15,000,104; fully collateralized by various Corporate Bonds, 3.25% - 9.75% due 12/01/15 - 02/01/22; valued at $15,900,161)	0.25		10/01/15	15,000,000
5,000	SG Americas Securities, (dated 09/30/15; proceeds $5,000,038; fully collateralized by various Corporate Bonds, 4.20% - 9.75% due 12/06/16 - 10/01/77 (b); valued at $5,288,294)	0.27		10/01/15	5,000,000
25,000	Wells Fargo Securities LLC, (dated 07/27/15; proceeds $25,043,857; fully collateralized by various Convertible Bonds, 0.00% - 3.25% due 09/15/18 - 09/30/43; a Convertible Preferred Stock and various Preferred Stocks; valued at $27,488,387)	0.69		10/26/15	25,000,000
	Total Repurchase Agreements (Cost $474,000,000)				474,000,000

		COUPON RATE (a)	DEMAND DATE (c)
	Floating Rate Notes (28.1%)
	Automobiles (2.3%)
26,000	Toyota Motor Credit Corp.	0.30 - 0.37%	10/02/15 - 10/21/15	11/17/15 - 02/26/16	26,000,000

	Domestic Banks (6.5%)
10,000	Bank of America Corp.	0.30	10/07/15	12/07/15	10,000,000
10,000	BMO Harris Bank NA	0.40	10/16/15	01/19/16	10,000,000
14,500	HSBC Bank USA NA	0.34	10/26/15	11/24/15	14,500,000
23,000	JP Morgan Chase Bank NA	0.49	12/07/15	06/07/16	23,000,000
14,000	Wells Fargo Bank NA (d)	0.42	10/20/15	06/17/16	14,000,000
					71,500,000
	International Banks (19.3%)
5,000	ASB Finance Ltd. (d)	0.32	10/05/15	12/04/15	4,999,761
24,000	Bank of Montreal	0.29 - 0.31	10/19/15 - 10/23/15	10/23/15 - 11/19/15	24,000,000
9,000	Bank of Nova Scotia	0.43	10/30/15	01/29/16	9,000,000

12,000	BNP Paribas SA	0.35 - 0.45	10/02/15 - 10/23/15	10/02/15 - 12/23/15	12,000,000
22,000	Credit Industriel et Commercial	0.35 - 0.44	10/02/15 - 10/19/15	10/02/15 - 02/17/16	22,000,000
30,000	Credit Suisse	0.40 - 0.74	10/13/15 - 12/07/15	12/07/15 - 02/16/16	30,001,958
22,000	Erste Abwicklungsanstalt (d)	0.32 - 0.36	10/09/15 - 10/22/15	12/22/15 - 02/09/16	22,000,000
15,500	Royal Bank of Canada	0.40	10/01/15	04/29/16	15,499,690
17,000	Sumitomo Mitsui Banking Corp.	0.35 - 0.39	10/22/15 - 10/29/15	10/22/15 - 01/29/16	17,000,000
17,000	Svenska Handelsbanken	0.31	10/19/15	12/17/15	17,000,000
12,500	Toronto Dominion Bank	0.27 - 0.31	10/02/15 - 11/06/15	11/02/15 - 11/06/15	12,500,000
17,000	UBS AG	0.41	10/14/15	12/14/15	17,000,000
10,000	Westpac Securities NZ Ltd. (d)	0.31	10/26/15	11/25/15	9,999,740
					213,001,149
	Total Floating Rate Notes (Cost $310,501,149)				310,501,149

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Certificates of Deposit (12.9%)
	International Banks
15,000	Banco Del Estado De Chile	0.14%	10/05/15 - 10/06/15	15,000,000
15,000	Bank of Montreal	0.32	12/28/15	15,000,000
10,000	Mizuho Bank Ltd.	0.31	12/18/15	10,000,000
38,000	Sumitomo Mitsui Banking Corp.	0.35 - 0.36	12/17/15 - 01/06/16	38,000,000
15,000	Sumitomo Mitsui Trust Bank Ltd.	0.31 - 0.33	12/18/15 - 12/21/15	15,000,108
50,000	Swedbank AB	0.11	10/06/15	50,000,000
	Total Certificates of Deposit (Cost $143,000,108)			143,000,108

	Commercial Paper (8.9%)
	Energy (1.8%)
20,000	Exxon Mobil Corp.	0.11 - 0.12	10/02/15 - 10/06/15	19,999,757
	International Banks (7.1%)
10,000	KFW	0.28	12/18/15	9,994,042
55,000	NRW Bank (d)	0.08	10/05/15	54,999,511
14,000	Sumitomo Mitsui Trust Bank Ltd. (d)	0.33	12/17/15	13,990,118
				78,983,671
	Total Commercial Paper (Cost $98,983,428)			98,983,428

	Time Deposit (5.0%)
	International Bank
55,000	Canadian Imperial Bank of Commerce (Cost $55,000,000)	0.02	10/01/15	55,000,000

COUPON RATE (a)
Extendible Floating Rate Note (1.4%)
International Bank
15,000	Svenska Handelsbanken AB (d)	0.38%	10/15/15	05/13/16	15,000,000
(Extendible Maturity Date 03/15/16) (Cost $15,000,000)

		ANNUALIZED YIELD ON DATE OF PURCHASE
	U.S. Agency Securities (0.6%)
4,205	Federal Home Loan Bank	0.24%	11/13/15	4,203,795
2,500	Federal Home Loan Bank	0.30	12/18/15	2,498,380
	Total U.S. Agency Securities (Cost $6,702,175)			6,702,175

	Corporate Bond (0.2%)
	International Bank
2,000	Australia & New Zealand Banking Group Ltd. (Cost $2,002,840)	0.90	02/12/16	2,002,840

	Total Investments (Cost $1,105,189,700) (e)		100.0%	1,105,189,700
	Other Assets in Excess of Liabilities		0.0 (f)	90,845
	Net Assets		100.0%	$1,105,280,545

(a)	Rate shown is the rate in effect at September 30, 2015.
(b)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2015.

(c)	Date of next interest rate reset.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Active Assets Institutional Money Trust

Summary of Investments • September 30, 2015 (unaudited)

PORTFOLIO COMPOSITION as of 09/30/15	Percentage of Total Investments
Repurchase Agreements	42.9%
Floating Rate Notes	28.1
Certificates of Deposit	12.9
Commercial Paper	8.9
Time Deposit	5.0
Extendible Floating Rate Note	1.4
U.S. Agency Securities	0.6
Corporate Bond	0.2
100.0%

Active Assets Institutional Money Trust

Notes to Portfolio of Investments • September 30, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$474,000,000	$—	$474,000,000
Floating Rate Notes	—	310,501,149	—	310,501,149
Certificates of Deposit	—	143,000,108	—	143,000,108
Commercial Paper	—	98,983,428	—	98,983,428
Time Deposit	—	55,000,000	—	55,000,000
Extendible Floating Rate Note	—	15,000,000	—	15,000,000
U.S. Agency Securities	—	6,702,175	—	6,702,175
Corporate Bond	—	2,002,840	—	2,002,840
Total Assets	$—	$1,105,189,700	$—	$1,105,189,700

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Institutional Money Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 19, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2015